GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
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GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
€ in thousands	2017	2016	2015
Employee benefit expenses	4,217	3,588	3,092
Share-based compensation expense	1,739	1,764	1,069
Executive Committee compensation(1)	3,787	3,406	3,341
Consultancy	5,904	2,414	1,870
Other operating expenses	2,859	2,055	1,887
Reduction withholding tax for scientists	(162)	(220)	(204)

Subtotal	18,344	13,007	11,055

Depreciation and amortization expenses	461	465	356

Total general and administrative expenses	18,805	13,472	11,411

1	The Executive Committee consists of key management members and entities controlled by them.